Supplement to the current prospectus

MFS(R) Total Return Fund

Effective March 19, 2007, the sub-section entitled "Portfolio Manager(s)" under the main heading "Management of the Fund" is hereby restated as follows:

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund's SAI. Each portfolio manager is primarily responsible for the day-to-day management of the fund.

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Portfolio Manager  Primary Role    SinceTitle and Five Year History
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Nevin P. Chitkara  Large-Cap     2006   Vice President of MFS; employed in
                   Value                the investment management area of
                   Equities             MFS since 1997.
                   Portfolio
                   Manager
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William P. Douglas Mortgage      2004   Vice President of MFS; employed in
                   Backed               the investment management area of
                   Debt                 MFS since 2004; Vice President and
                   Securities           Senior Mortgage Analyst at
                   Portfolio            Wellington Management Company, LLP
                                        Manager from 1994 to 2004.
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Kenneth J. Enright Multi-Cap     1999   Senior Vice President of MFS;
                   Value                employed in the investment
                   Equities             management area of MFS since
                   Portfolio            1986.
                   Manager
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Steven R. Gorham   Large-Cap     2002   Senior Vice President of MFS;
                   Value                employed in the investment
                   Equities             management area of MFS since 1992.
                   Portfolio
                   Manager
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Richard O. Hawkins Debt          2005   Senior Vice President of MFS;
                   Securities           employed in the investment
                   Portfolio            management area of MFS since 1988.
                   Manager
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Jonathan W. Sage   Mid-Cap Value 2006   Vice President of MFS; employed in
                   Portfolio            the investment management area of
                   Manager              MFS since 2000.
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Michael W. Roberge Debt          2002   Executive Vice President of MFS;
                   Securities           employed in the investment
                   Portfolio            management area of MFS since 1996.
                   Manager
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Brooks A. Taylor   Lead/Large-Cap 2004  Senior Vice President of MFS;
                   Value Equities       employed in the investment
                   Portfolio Manager    management area of MFS since 1996.
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                 The date of this supplement is March 21, 2007.